Business Acquisitions - Narrative (Details) - USD ($)		12 Months Ended		13 Months Ended
	Nov. 30, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Oct. 31, 2018	Dec. 31, 2017
Business Acquisition [Line Items]
Payments to acquisition		$ 47,600,000
Remaining unpaid consideration		4,700,000
Goodwill		343,023,000	$ 359,045,000	$ 343,023,000		$ 179,314,000
Linetec
Business Acquisition [Line Items]
Net consideration of acquisition less assumed debt	$ 326,600,000	303,400,000		303,400,000
Goodwill	188,500,000	167,300,000		167,300,000
Acquired intangible assets	$ 89,300,000	89,300,000		89,300,000
Acquired intangible assets, weighted average useful life	19 years
Acquisition costs		6,900,000
Linetec | Customer relationships
Business Acquisition [Line Items]
Acquired intangible assets	$ 79,000,000
Acquired intangible assets, weighted average useful life	20 years
Linetec | Trade Names
Business Acquisition [Line Items]
Acquired intangible assets	$ 10,000,000
Acquired intangible assets, weighted average useful life	15 years
Linetec | Customer Contracts
Business Acquisition [Line Items]
Acquired intangible assets	$ 300,000
Acquired intangible assets, weighted average useful life	1 year
Centuri | Linetec
Business Acquisition [Line Items]
Percentage of voting interests acquired	80.00%
Remaining unpaid consideration			$ 75,600,000
Measurement period adjustments				(23,200,000)
Linetec
Business Acquisition [Line Items]
Ownership percentage by noncontrolling owners	20.00%
Secured Revolving Credit Facility and Term Loan | Centuri
Business Acquisition [Line Items]
Credit facility maximum borrowing capacity	$ 590,000,000	$ 590,000,000		$ 590,000,000	$ 450,000,000